FUTURE ACCOUNTING DEVELOPMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
At cost or in accordance with IFRS 16 within fair value model [member]
FUTURE ACCOUNTING DEVELOPMENTS (Details) [Line Items]
Additions to right-of-use assets	£ 1,800
IAS 12 [member]
FUTURE ACCOUNTING DEVELOPMENTS (Details) [Line Items]
Reclassified tax credit	£ 106	£ 102